CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Monterey Capital Acquisition Corporation
General and administrative expenses	$ 2,980,863	$ 2,098,401
Loss from operations	(2,980,863)	(2,098,401)
Other income (expense):
Dividend and interest income	4,551,468	1,289,804
Other income		55,466
Loss before income taxes	(14,029,395)	(3,523,131)
Income tax provision	(913,808)	(240,507)
Net loss attributable to shareholders'	$ (14,943,203)	$ (3,763,638)
Monterey Capital Acquisition Corporation | Class A common stock
Other income (expense):
Weighted average shares outstanding of Common Stock, basic (in shares)	138,000	88,093
Weighted average shares outstanding of Common Stock, diluted ( in shares)	138,000
Basic net loss per share, Common Stock ( in dollars per share)	$ (1.32)	$ (0.46)
Diluted net loss per share, Common Stock ( in dollars per share)	$ (1.32)	$ (0.46)
Monterey Capital Acquisition Corporation | Class A common stock subject to possible redemption
Other income (expense):
Weighted average shares outstanding of Common Stock, basic (in shares)	8,909,750	5,872,877
Weighted average shares outstanding of Common Stock, diluted ( in shares)	8,909,750	5,872,877
Basic net loss per share, Common Stock ( in dollars per share)	$ (1.32)	$ (0.46)
Diluted net loss per share, Common Stock ( in dollars per share)	$ (1.32)	$ (0.46)
Monterey Capital Acquisition Corporation | Class A common stock not subject to redemption
Other income (expense):
Weighted average shares outstanding of Common Stock, basic (in shares)	138,000	88,093
Weighted average shares outstanding of Common Stock, diluted ( in shares)	138,000	88,093
Basic net loss per share, Common Stock ( in dollars per share)	$ (1.32)	$ (0.46)
Diluted net loss per share, Common Stock ( in dollars per share)	$ (1.32)	$ (0.46)
Monterey Capital Acquisition Corporation | Class B common stock
Other income (expense):
Weighted average shares outstanding of Common Stock, basic (in shares)	2,300,000	2,191,507
Weighted average shares outstanding of Common Stock, diluted ( in shares)	2,300,000	2,191,507
Basic net loss per share, Common Stock ( in dollars per share)	$ (1.32)	$ (0.46)
Diluted net loss per share, Common Stock ( in dollars per share)	$ (1.32)	$ (0.46)